Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Option Activity for Option Awards Granted

A summary of stock option activity for option awards granted under the Company’s 2007 Equity Incentive Plan and 2013 Equity Incentive Plan for the nine months ended September 30, 2014 is as follows:

			Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual
	Shares	Price Per Share	Term in Years
Vested and unvested expected to vest, December 31, 2013	331,540	$5.14	9.3
Outstanding at December 31, 2013	333,106	$5.14	9.3
Granted	594,798	$7.06
Exercised	—	—
Cancelled/forfeited/expired	(52,862)	$4.66
Outstanding at September 30, 2014	875,042	$6.47	9.2
Vested and unvested expected to vest, September 30, 2014	871,124	$6.48	9.2

A summary of stock option activity for 2012 and 2013 is as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Average Remaining Contractual Term in Years
Outstanding at December 31, 2011	78,987	$4.90	8.3
Granted	330	4.62
Exercised	—	—
Cancelled/forfeited/expired	(15,799)	4.92

Outstanding at December 31, 2012	63,518	$4.97	6.2

Granted	300,438	5.18
Exercised	(4,021)	5.00
Cancelled/forfeited/expired	(26,829)	5.20

Outstanding at December 31, 2013	333,106	$5.14	9.3

Vested and unvested expected to vest, December 31, 2013	331,540	$5.14	9.3

Assumptions Used for Determining Fair Value of Stock Options Under Black-Scholes Pricing Model

The fair values of option awards granted during the nine months ended September 30, 2014 were estimated using a Black-Scholes pricing model with the following assumptions:

Stock and exercise prices	$4.38 - $9.11
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	1.56% – 2.06%
Expected life (in years)	5.00 – 6.08
Expected volatility	90.0% – 100.0%
Expected forfeiture rate	0.00% – 5.00%

The assumptions used in the Black-Scholes pricing model for options granted during the years ended December 31, 2012 and 2013 are as follows:

	For the years ended December 31,
	2012	2013
Volatility	96.8%	105.0%
Risk-free interest rate	0.79% – 1.15%	1.38 – 1.69%
Dividend yield	0.00%	0.00%
Expected term (years)	6.08	5.26 – 6.02
Expected forfeiture rate	0.00%	0.00 – 5.00%

Schedule of Information about Options Outstanding and Exercisable

Further information about the options outstanding and exercisable at September 30, 2014 is as follows:

		Weighted
Weighted		Average
Average	Total Shares	Contractual	Total Shares
Exercise Price	Outstanding	Life (in years)	Exercisable
$4.38	86,458	9.6	8,540
$4.62	19,928	6.5	17,473
$5.03	21,500	9.8	—
$5.04	8,233	4.8	8,233
$5.18	285,625	8.8	159,406
$5.35	117,500	9.7	4,686
$7.50	43,000	9.5	—
$8.88	238,500	9.4	—
$9.11	54,298	9.4	54,298
	875,042		252,636

Further information about the options outstanding and exercisable at December 31, 2012 and 2013 is as follows:

Options Outstanding and Exercisable at December 31, 2012
Weighted Average Exercise Price	Total Shares Outstanding	Weighted Average Contractual Life (in years)	Total Shares Exercisable
$4.62	33,031	7.2	16,173
$5.04	30,408	5.1	28,244
$125.58	79	1.1	79

	63,518		44,496

Options Outstanding and Exercisable at December 31, 2013
Weighted Average Exercise Price	Total Shares Outstanding	Weighted Average Contractual Life (in years)	Total Shares Exercisable
$4.62	20,208	7.3	13,731
$5.04	12,460	5.5	12,455
$5.18	300,438	9.6	110,825

	333,106		137,011

Schedule of Performance Stock Units Vesting Percentage

Vesting of the RSU’s may occur based on the Company’s achievement of specified objectives as determined by the Company’s Board of Directors or Compensation Committee, as follows:

Percentage of
Overall RSU
Grant Subject to
Vesting
Target
Minimum revenue in 2015	25%
Maximum EBITDA loss in 2015	15%
Attainment of financial plan for fiscal 2015	20%
Minimum value of strategic agreements by December 31, 2015	20%
Implementation of four new diagnostic test panels by December 31, 2015	20%
Total	100%

Effects of Stock-Based Compensation Related to Equity Awards to Employees and Nonemployees on Condensed Statement of Operations and Comprehensive Loss

The following table presents the effects of stock-based compensation related to equity awards to employees and nonemployees on the unaudited condensed statement of operations and comprehensive loss during the periods presented:

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2013	2014	2013	2014
Stock Options
Research and development expenses	$246,313	$35,569	$253,828	$149,626
General and administrative expenses	141,693	236,769	155,197	908,490
Sales and marketing expenses	—	27,834	—	46,762
Total expenses related to stock options	388,006	300,172	409,025	1,104,878
RSUs
Research and development expenses	—	7,500	—	22,500
General and administrative expenses	—	13,750	274,371	379,208
Total stock-based compensation	$388,006	$321,422	$683,396	$1,506,586

The following table presents the effects of stock-based compensation related to equity awards to employees and nonemployees on the statement of operations during the periods presented:

	For the years ended December 31,
	2012	2013
Stock Options
Research and development expenses	$32,210	$298,618
General and administrative expenses	22,530	221,726
Sales and marketing expenses	3,994	—

Total expenses related to stock options	58,734	520,344

RSUs
Research and development expenses	—	72,500
General and administrative expenses	193,400	359,677

Total stock-based compensation	$252,134	$952,521